Share-based payments - Share options and Share plans (Details) £ / shares in Units, £ in Millions, OPTION in Millions	12 Months Ended
	Mar. 31, 2026 GBP (£) OPTION £ / shares	Mar. 31, 2025 OPTION £ / shares	Mar. 31, 2024 OPTION £ / shares
Movements in outstanding ordinary share options
Balance at the beginning of the period (in shares) | OPTION	65	70	62
Granted (in shares) | OPTION	4	13	63
Forfeited (in shares) | OPTION	(1)	(1)	(1)
Exercised (in shares) | OPTION	(2)
Expired (in shares) | OPTION	(7)	(17)	(54)
Balance at the end of the period (in shares) | OPTION	59	65	70
Weighted average exercise price:
Weighted average exercise price at the beginning of the period	£ 0.62	£ 0.66	£ 0.87
Granted (per share)	0.7	0.61	0.58
Forfeited (per share)	0.63	0.63	0.81
Exercised (per share)	0.72	0.58	1.06
Expired (per share)	0.76	0.74	0.82
Weighted average exercise price at the end of the period	0.61	£ 0.62	£ 0.66
Maximum
Weighted average exercise price:
Weighted average exercise price at the end of the period	1.28
Minimum
Weighted average exercise price:
Weighted average exercise price at the end of the period	£ 0.58
Vodafone Sharesave Plan
Share options and Share plans
Monthly savings, amount | £	£ 375
Discount rate for share options	20
Performance targets measurement period for share awards	3 years
Vodafone Sharesave Plan | Maximum
Share options and Share plans
Share option vesting period	5 years
Vodafone Sharesave Plan | Minimum
Share options and Share plans
Share option vesting period	3 years